Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Trade and other payables [abstract]
Trade account payables	$ 16,886	$ 12,142
Accruals and other payables	31,955	83,405
Deferred Revenue	10,642	7,131
Accrued Interest	2,546	2,862
Value added taxes and other taxes payable	10,113	14,542
Trade and other payables	$ 72,142	$ 120,082